Income Taxes - Summary of Significant Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Non-current deferred tax assets
Allowance for inventory	¥ 7,713	$ 1,108	¥ 7,743
Welfare payables	3,570	513	1,378
Accrued expenses and other liabilities	809	116	879
Provision for allowance for doubtful accounts	277	40	131
Deferred government subsidies	55	8	75
Property and equipment	630	90
Tax losses	87,763	12,606	68,725
Less: valuation allowance	(100,633)	(14,455)	(78,796)
Deferred tax assets, net	184	26	135
Non-current deferred tax liabilities
Unrealized gain on long-term investment	292	42	292
Deferred tax liabilities	¥ 292	$ 42	¥ 292